Asset impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	$ 49,766	$ 86,855	$ 96,591
Net (recoveries) charges related to Ukraine Conflict	(194,750)	(1,287,972)	2,665,651
Sale Transactions And Certain Lease Amendments
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	$ 49,800	$ 87,000	97,000
Write-Off
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict			2,900,000
Impairment
Impaired Long-Lived Assets Held and Used [Line Items]
Net (recoveries) charges related to Ukraine Conflict			$ 295,000